Financial Instruments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments [Line Items]
Other variables held constant	10.00%
Post-tax profit	$ 474,317	$ 3,845
Foreign Currency Risk [Member]
Financial Instruments [Line Items]
Other variables held constant	10.00%
Post-tax profit	$ 388,078	3,146
Maximum [Member]
Financial Instruments [Line Items]
Post-tax profit	1,068
Minimum [Member]
Financial Instruments [Line Items]
Post-tax profit
Interest Rate Risk [Member]
Financial Instruments [Line Items]
Entire cash amount	1,259,242	137,451
Prepayment	15,020,679
Post-tax profit	$ 1,068